Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	20,046	7,038	9,561	11,544	11,403
General and administrative	4,822	2,981	4,219	2,247	1,751
Total operating expenses	24,868	10,019	13,780	13,791	13,154
Loss from operations	(24,868)	(10,019)	(13,780)	(13,791)	(13,154)
Other income (expense):
Interest income	2
Interest expense	(658)			(97)
Foreign currency transaction gains (losses), net	(23)	(162)	(247)	8	(3)
Total other expense, net	(679)	(162)	(247)	(89)	(3)
Net loss and comprehensive loss	(25,547)	(10,181)	(14,027)	(13,880)	(13,157)
Accretion of redeemable convertible preferred stock to redemption value	(92)	(160)	(213)	(67)	(53)
Net loss attributable to common stockholders	$ (25,639)	$ (10,341)	$ (14,240)	$ (13,947)	$ (13,210)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.97)	$ (14.19)	$ (19.53)	$ (19.65)	$ (19.17)
Weighted average common shares outstanding, basic and diluted	8,618,793	728,862	729,001	709,678	688,946